Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012 employee	Apr. 09, 2010 Blackhawk Industries Products Group Unlimited, LLC ("Blackhawk") employee
Acquisitions
Purchase price of acquisition		$ 172,251
Number of employees of the acquired entity	14,500	300